ADVANCES TO SUPPLIERS (Details) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY
Purchases of materials		1,665	2,357
Prepayments for advertisement		4,636	620
Prepayments for transportation fee		2	928
Prepayments for operating lease		134	186
Prepayments for testing fee		307	134
Utility deposit		785	977
Deposits for research and development fee		1,416	1,050
Prepayment for seed usage fee		198	574
Others		625	976
Advances to suppliers	$ 1,589	9,768	7,802